Recurring Fair Value Measurements	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements

Note 8 - Recurring Fair Value Measurements

As of October 31, 2022 and July 31, 2022, investment securities in the Company’s Trust Account consisted of a treasury securities fund in the amount of $86,972,255 and $86,472,912, respectively, which was held as money market funds. The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of October 31, 2022 and July 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices	Other	Other
	Value	in Active	Observable	Unobservable
	Carrying	Markets	Inputs	Inputs
As of October 31, 2022	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$86,972,255	$86,972,255	$-	$-
	$86,972,255	$86,972,255	$-	$-

		Quoted	Significant	Significant
		Prices	Other	Other
	Value	in Active	Observable	Unobservable
	Carrying	Markets	Inputs	Inputs
As of July 31, 2022	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$86,472,912	$86,472,912	$-	$-
	$86,472,912	$86,472,912	$-	$-

Note 8 - Recurring Fair Value Measurements

As of July 31, 2022, investment securities in the Company’s Trust Account consisted of a treasury securities fund in the amount of $86,472,912 which was held as money market funds. The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of July 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices	Other	Other
	Value	in Active	Observable	Unobservable
	Carrying	Markets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$86,472,912	$86,472,912	$-	$-
	$86,472,912	$86,472,912	$-	$-